SCHEDULE OF DEFERRED REVENUE (Details) - CAD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Deferred revenue, beginning	$ 131,794	$ 219,068
Customer payments received attributable to contract liabilities for unearned revenue	5,632	158,711
Revenue recognized from fulfilling contract liabilities	37,765	245,985
Deferred revenue, ending	$ 99,661	$ 131,794